JPMorgan Nasdaq Equity Premium Income ETF
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 80.8%
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	8,839	1,427,852
Automobiles — 3.7%
Tesla, Inc. *	74,725	19,820,806
Beverages — 2.7%
Coca-Cola Co. (The)	68,443	3,834,177
Constellation Brands, Inc., Class A	10,957	2,516,604
Monster Beverage Corp. *	38,815	3,375,352
PepsiCo, Inc.	30,545	4,986,777
		14,712,910
Biotechnology — 3.3%
AbbVie, Inc.	26,529	3,560,457
Amgen, Inc.	4,848	1,092,739
Biogen, Inc. *	11,994	3,202,398
Regeneron Pharmaceuticals, Inc. *	7,946	5,473,761
Seagen, Inc. *	17,017	2,328,436
Vertex Pharmaceuticals, Inc. *	7,888	2,283,892
		17,941,683
Commercial Services & Supplies — 0.4%
Copart, Inc. *	19,810	2,107,784
Communications Equipment — 1.6%
Cisco Systems, Inc.	214,100	8,564,000
Electric Utilities — 1.6%
NextEra Energy, Inc.	49,598	3,888,979
Xcel Energy, Inc.	77,557	4,963,648
		8,852,627
Electrical Equipment — 0.5%
Eaton Corp. plc	21,769	2,903,114
Entertainment — 1.1%
Electronic Arts, Inc.	4,555	527,059
NetEase, Inc., ADR (China)	11,058	835,985
Netflix, Inc. *	19,868	4,677,722
		6,040,766
Equity Real Estate Investment Trusts (REITs) — 0.3%
Prologis, Inc.	18,054	1,834,286
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	13,910	6,569,276
Food Products — 1.3%
Kraft Heinz Co. (The)	73,991	2,467,600
Mondelez International, Inc., Class A	84,997	4,660,385
		7,127,985

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 1.3%
Dexcom, Inc. *	39,051	3,145,168
Intuitive Surgical, Inc. *	21,687	4,065,011
		7,210,179
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	6,448	3,256,498
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	2,750	288,860
Booking Holdings, Inc. *	3,025	4,970,710
Chipotle Mexican Grill, Inc. *	2,017	3,031,067
Marriott International, Inc., Class A	18,816	2,636,874
		10,927,511
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	19,862	3,316,358
Interactive Media & Services — 8.6%
Alphabet, Inc., Class C *	349,655	33,619,328
Meta Platforms, Inc., Class A *	93,131	12,636,014
		46,255,342
Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc. *	271,495	30,678,935
MercadoLibre, Inc. (Brazil) *	2,528	2,092,628
		32,771,563
IT Services — 1.9%
Accenture plc, Class A	7,391	1,901,704
Mastercard, Inc., Class A	7,917	2,251,120
PayPal Holdings, Inc. *	73,104	6,292,061
		10,444,885
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	3,464	1,756,906
Machinery — 0.6%
Deere & Co.	8,864	2,959,601
Media — 1.5%
Charter Communications, Inc., Class A *	5,563	1,687,536
Comcast Corp., Class A	220,136	6,456,589
		8,144,125
Multiline Retail — 0.4%
Dollar Tree, Inc. *	13,968	1,901,045
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	28,161	2,001,966
Professional Services — 0.4%
Verisk Analytics, Inc.	12,347	2,105,534
Road & Rail — 0.4%
CSX Corp.	73,427	1,956,095

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc. *	110,751	7,017,183
Analog Devices, Inc.	43,886	6,115,075
Applied Materials, Inc.	20,804	1,704,472
ASML Holding NV (Registered), NYRS (Netherlands)	6,051	2,513,283
Broadcom, Inc.	11,922	5,293,487
Intel Corp.	86,178	2,220,807
Lam Research Corp.	10,986	4,020,876
Marvell Technology, Inc.	54,987	2,359,492
Micron Technology, Inc.	14,609	731,911
NVIDIA Corp.	81,706	9,918,291
NXP Semiconductors NV (China)	24,427	3,603,227
QUALCOMM, Inc.	54,929	6,205,879
Teradyne, Inc. (a)	27,404	2,059,411
Texas Instruments, Inc.	31,746	4,913,646
		58,677,040
Software — 13.8%
Adobe, Inc. *	9,948	2,737,690
HubSpot, Inc. *	6,089	1,644,761
Intuit, Inc.	17,499	6,777,713
Microsoft Corp.	201,156	46,849,232
Oracle Corp.	31,438	1,919,919
Palo Alto Networks, Inc. *	21,209	3,473,822
ServiceNow, Inc. *	3,025	1,142,270
Synopsys, Inc. *	19,356	5,913,451
Workday, Inc., Class A *	20,582	3,132,992
Zscaler, Inc. *	6,851	1,126,099
		74,717,949
Specialty Retail — 1.3%
Lowe's Cos., Inc.	15,381	2,888,706
O'Reilly Automotive, Inc. *	5,549	3,902,889
		6,791,595
Technology Hardware, Storage & Peripherals — 10.5%
Apple, Inc.	394,857	54,569,237
Seagate Technology Holdings plc	38,361	2,041,956
		56,611,193
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	21,094	1,753,333
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. *	35,268	4,731,908
Total Common Stocks (Cost $483,796,795)		436,193,715

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity-Linked Notes — 17.2%
BNP Paribas, ELN, 98.00%, 10/18/2022, (linked to NASDAQ - 100 Index) (b)	1,055	12,124,028
BofA Finance LLC, ELN, 102.10%, 10/25/2022, (linked to NASDAQ - 100 Index) (c)	1,503	17,546,834
Canadian Imperial Bank of Commerce, ELN, 119.75%, 11/1/2022, (linked to NASDAQ - 100 Index) (Canada) (c)	1,984	23,343,764
GS Finance Corp., ELN, 125.20%, 11/8/2022, (linked to NASDAQ - 100 Index) (c)	2,239	25,859,487
Morgan Stanley BV, ELN, 103.30%, 10/12/2022, (linked to NASDAQ - 100 Index) (c)	1,222	13,838,368
Total Equity-Linked Notes (Cost $93,776,904)		92,712,481
	SHARES
Short-Term Investments — 5.2%
Investment Companies — 5.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (d) (e) (Cost $27,983,252)	27,983,252	27,983,252
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (d) (e) (Cost $12,442)	12,442	12,442
Total Short-Term Investments (Cost $27,995,694)		27,995,694
Total Investments — 103.2% (Cost $605,569,393)		556,901,890
Liabilities in Excess of Other Assets — (3.2)%		(17,307,554)
NET ASSETS — 100.0%		539,594,336

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ELN	Equity-Linked Note
NASDAQ	National Association of Securities Dealers Automate Quotation
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $11,874.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$436,193,715	$—	$—	$436,193,715
Equity Linked Notes	—	92,712,481	—	92,712,481
Short-Term Investments
Investment Companies	27,983,252	—	—	27,983,252

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$12,442	$—	$—	$12,442
Total Short-Term Investments	27,995,694	—	—	27,995,694
Total Investments in Securities	$464,189,409	$92,712,481	$—	$556,901,890
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	$1,754,620	$94,044,071	$67,815,439	$—	$—	$27,983,252	27,983,252	$30,491	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	—	13,352	910	—	—	12,442	12,442	9	—
Total	$1,754,620	$94,057,423	$67,816,349	$—	$—	$27,995,694		$30,500	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.